Acquisitions and Dispositions - Schedule of Fair Value of Assets Assumed and Liabilities Acquired (Details) (Parenthetical) - Restaurant.com [Member] - $ / shares		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2021
Number of stock issued	363,889	363,889
Price per share	$ 1.33	$ 1.33